                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 1999

Check here if Amendment: [    ]; Amendment Number: ____________

         This Amendment (Check only one):  [ ] is a restatement.
                                           [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:         Forstmann-Leff International, LLC
Address:      One World Financial Center, Tower A
              New York, New York 10281

Form 13F File Number: 28-6824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Philip Silverman
Title:        Secretary
              Phone:       (212) 693-7000

Signature, Place, and Date of Signing:

/s/ Philip Silverman       New York, NY               November 3, 1999
------------------------   -------------             ------------------
[Signature]                [City, State]                      [Date]

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Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                                    -----------

Form 13F Information Table Entry Total:
                                                    -----------

Form 13F Information Table Value Total:            $
                                                    -----------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the one filing this report.

None

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                                    Form 13F
              Reporting Manager: Forstmann-Leff International, LLC
                        Quarter Ending September 30, 1999


                      Item 1              Item 2    Item 3      Item 4              Item 5
                      ------              ------    ------      ------              ------
                                                                 Fair
                                           Title                Market    Shares or
                                            of                  Value     Principal
                  Name of Issuer           Class    CUSIP      (x 1000)     Amount   Sh/Prn  Put/Call
-----------------------------------------------------------------------------------------------------
Ace Ltd.                                  COMMON  G0070K103   31204972.5  1842360      SH
Actel Corp.                               COMMON  004934105      1099283    57857      SH
Advo Inc.                                 COMMON  007585102   1258235.69    63109      SH
Axys Pharmaceuticals Inc.                 COMMON  054635107     42989.62    10918      SH
Cabletron Systems, Inc.                   COMMON  126920107    209898.75    13380      SH
Caribiner International Inc.              COMMON  141888107     100844.5    11608      SH
Chelsea GCA Realty Inc.                   COMMON  163262108     254138.5     8036      SH
Clear Channel Communication               COMMON  184502102   9600176.25   120190      SH
Creative Biomolecules Inc.                COMMON  225270107        99345    26492      SH
Cubist Pharmaceuticals Inc.               COMMON  229678107    179435.75    20956      SH
Encad Inc.                                COMMON  292503109       155319    27012      SH
Equity Office Properties Trust            COMMON  294741103   11934364.5   513306      SH
First Data Corp.                          COMMON  319963104      1528956    34848      SH
Health Management Assoc. Inc. (Class A)   COMMON  421933102     751486.5    96966      SH
HealthPlan Services Corp.                 COMMON  421959107    112212.37    14838      SH
Industrie-Matematik International Corp.   COMMON  455792101     27931.75    11608      SH
Intermedia Communications Inc.            COMMON  458801107     903016.5    41518      SH
Lennar Corp.                              COMMON  526057104    231253.12    14510      SH
MBIA, Inc.                                COMMON  55262C100    831556.87    17835      SH
Mattel, Inc.                              COMMON  577081102       623428    32812      SH
Mellon Financial Corp.                    COMMON  58551A108   12668689.5   376764      SH
Newfield Exploration Co.                  COMMON  651290108   1204392.62    36566      SH
Nova Corp. GA                             COMMON  669784100      1286550    51462      SH
ObjectShare, Inc.                         COMMON  674426101      5754.56    17983      SH
Quest Education Corp.                     COMMON  74835F102    201521.25    25590      SH
Qwest Communications Inc.                 COMMON  749121109   6777676.12   229266      SH
Renaissancere Holdings Limited            COMMON  G7496G103    201326.25     5804      SH
Transkaryotic Therapies Inc.              COMMON  893735100    368615.62     7175      SH
Unify Corporation                         COMMON  904743101     297967.5    13243      SH
Veritas Software Corp.                    COMMON  923436109      7593750   100000      SH
Viasoft. Inc.                             COMMON  92552U102    410660.94    47786      SH
Zitel Corp.                               COMMON  989913108     17369.62    14252      SH

                                                             ========================================
GRAND TOTAL                                                     92183118  3906050
                                                             ========================================

                      Item 1                                       Item 7          Item 8
                      ------                                       ------          ------
                                             Investment Discretion  Other      Voting Authority
                                           -------------------------------------------------------
                  Name of Issuer            Sole     Shared   Other        Sole     Shared    None
--------------------------------------------------------------------------------------------------
Ace Ltd.                                   1842360                       1842360
Actel Corp.                                  57857                         57857
Advo Inc.                                    63109                         63109
Axys Pharmaceuticals Inc.                    10918                         10918
Cabletron Systems, Inc.                      13380                         13380
Caribiner International Inc.                 11608                         11608
Chelsea GCA Realty Inc.                       8036                          8036
Clear Channel Communication                 120190                        120190
Creative Biomolecules Inc.                   26492                         26492
Cubist Pharmaceuticals Inc.                  20956                         20956
Encad Inc.                                   27012                         27012
Equity Office Properties Trust              513306                        513306
First Data Corp.                             34848                         34848
Health Managment Assoc. Inc. (Class A)       96966                         96966
HealthPlan Services Corp.                    14838                         14838
Industrie-Matematik International Corp.      11608                         11608
Intermedia Communications Inc.               41518                         41518
Lennar Corp.                                 14510                         14510
MBIA, Inc.                                   17835                         17835
Mattel, Inc.                                 32812                         32812
Mellon Financial Corp.                      376764                        376764
Newfield Exploration Co.                     36566                         36566
Nova Corp. GA                                51462                         51462
ObjectShare, Inc.                            17983                         17983
Quest Education Corp.                        25590                         25590
Qwest Communications Inc.                   229266                        229266
Renaissancere Holdings Limited                5804                          5804
Transkaryotic Therapies Inc.                  7175                          7175
Unify Corporation                            13243                         13243
Veritas Software Corp.                      100000                        100000
Viasoft. Inc.                                47786                         47786
Zitel Corp.                                  14252                         14252

                                          ======================================
GRAND TOTAL                                3906050                       3906050
                                          ======================================